Employee Benefits - Summary of Expected Payments or Contributions to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Expected payments	$ 241,679	$ 259,256
Year one [member]
Disclosure of defined benefit plans [line items]
Expected payments	34,655	26,773
Year two [member]
Disclosure of defined benefit plans [line items]
Expected payments	21,413	24,798
Year three [member]
Disclosure of defined benefit plans [line items]
Expected payments	21,868	24,309
Year four [member]
Disclosure of defined benefit plans [line items]
Expected payments	22,537	24,781
Year five [member]
Disclosure of defined benefit plans [line items]
Expected payments	23,288	25,626
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected payments	$ 117,918	$ 132,969